Other operating expenses (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Other operational expenses [Line Items]
Potential liability in the form of fines and interest	$ 14,183
INGEMMET
Disclosure Other operational expenses [Line Items]
Potential liability in the form of fines and interest	6,800
SUNAT
Disclosure Other operational expenses [Line Items]
Potential liability in the form of fines and interest	4,700
OSINERGMIN
Disclosure Other operational expenses [Line Items]
Potential liability in the form of fines and interest	$ 2,700